Pursuant to the Fund’s procedures adopted under Rule 10f-3, the Fund’s Board of Directors/Trustees receives a quarterly report in the form of a checklist as to the satisfaction of the applicable conditions of paragraph (c)(1) through (c)(8) of Rule 10f-3.

Fund	Short-Term Government Fund
Issuer	Federal Home Loan Bank
Ticker/Sedol	3130AMRY0
Principal Amount (US$)	$999,080,000.00
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$4,695,676.00
Amount Purchased (Foreign$)	N/A
Trade Date	6/3/2021
Price (US$)	$99.908
Price-Foreign	N/A
Underwriter	Citigroup Global Markets Inc.
Other Syndicate Members:	Nomura Securities International, Inc., Academy Securities, Inc., Bank of New York Mellon, BofA Securities, Siebert Williams Shank & Co LLC, Scotia Capital (USA) Inc.,
Underwriting Spread	0.050%
Currency	USD

Fund	Inflation Adjusted Fund
Issuer	Citigroup Inc.
Ticker/Sedol	172967NG2
Principal Amount (US$)	$2,500,000,000.00
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$1,324,000.00
Amount Purchased (Foreign$)	N/A
Trade Date	2/16/2022
Price (US$)	$100.00
Price-Foreign	N/A
Underwriter	Citigroup Global Markets Inc.
Other Syndicate Members:	Academy Securities Inc., Barclays Capital, BMO Capital Markets Corp., Capital One Securities Inc., CastleOak Securities, Commonwealth Bank of Australia, Deutsche Bank Securities Inc., Intesa Sanpaolo, Lloyds Securities Inc., Mizuho Securities USA LLC, MUFG Securities Americas Inc., nabSecurities LLC, Natixis Securities Americas LLC, PNC Capital Markets LLC, RBC Capital Markets, Santander Investment Securities Inc., Scotia Capital USA Inc., SG Americas Securities LLC, SMBC Nikko Securities America Inc., Standard Chartered Bank (US), TD Securities USA LLC, United Overseas Bank, US Bancorp Investments Inc., American Veterans Group Pbc, ANZ Securities, Banco de Sabadell, BBVA Securities Inc., CIBC World Markets, CL King & Associates, Commerz Markets LLC, Credit Agricole Securities USA Inc., Danske Markets, Desjardins Securities Inc., Erste Group Bank AG, Fifth Third Securities, Global Oak Captial Markets LLC, Huntington Securities Inc., Industrial and Commercial Bank of China, ING Financial Markets LLC, Jefferies LLCc, KeyBanc Capital Markets, Mischler Financial Group, National Bank of Canada Financial Inc., Natwest Markets, Netrex Capital Markets LLC, Nomura Securities International, Nordea Bank, Rabo Securities USA Inc., RB International Markets USA LLC, Regions Securities LLC, Roberts & Ryan Investments Inc., Samuel A Ramirez & Co Inc., Tigress Financial Partners LLC, Truist Securities Inc., UBS Securities LLC, UniCredit Capital Markets Inc., Westpac Capital Markets LLC
Underwriting Spread	0.325%
Currency	USD